Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash used from operating activities
Loss for the year	$ (2,763,134)	$ (9,325,226)
Items not affecting cash
Unrealized foreign exchange gain (loss)	333,153	15,966
Gain on settlement of account payable and accrued liabilities	(1,098)	(31,329)
Loss on shares for debt settlement	0	52,164
Gain on settlement of loans receivable	(774,000)	0
Share-based payment expense	954,465	990,448
Shares for services	0	105,000
Unrealized gain on marketable securities	(400,781)	2,538,281
Loss on disposal of marketable securities	2,093,851	0
Share of loss on investment in associate	102,756	0
Accrued interest income	(33,887)	0
Other income	(1,819,800)	0
Accretion on convertible debt	0	(4,862)
Cash flows from (used in) operations before changes in working capital	(2,308,475)	(5,659,558)
Change in non-cash operating working capital
Decrease (increase) in receivables and prepaid expenses	(15,594)	(13,943)
Increase (decrease) in accounts payable and accrued liabilities	(145,425)	3,632,919
Cash flows from (used in) operating activities	(2,469,494)	(2,040,582)
Cash flows used in investing activities
Sage ranch	(2,013,834)	(505,374)
Power project development and construction costs	(385,117)	(1,069,644)
Proceeds on sale of marketable securities	722,393	0
Deposits and long-term expenses	0	(57,843)
Cash flows from (used in) investing activities	(1,676,558)	(1,632,861)
Cash flows used in financing activities
Cash paid on executive loans	(146,331)	(244,391)
Cash received on executive loans	325,056	178,937
Private placement proceeds	3,118,850	2,405,750
Share issuance costs	(24,722)	(29,126)
Warrants exercised	0	1,302,543
Options exercises	956,000	540,749
Related company loan	(67,124)	(550,680)
Cash flows from (used in) financing activities	4,161,729	3,603,782
Effect of foreign exchange on cash	0	31,262
Increase in cash	15,677	(38,399)
Cash - beginning of year	9,273	47,672
Cash - end of year	$ 24,950	$ 9,273